Biological assets - Measurement of the premises adopted (Details) - ha	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare) eligible for fair value calculation	1,228,834,000	1,243,191,000
Average Annual Growth Volume Per Hectare Per Year	37,460	37,620
Average gross sale price of eucalyptus	111,900	101,380
Label Role Discount rate post-tax	8.10%	8.80%
Mature biological assets [member]
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare) eligible for fair value calculation	173,476,000	191,737,000
Immature biological assets [member]
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare) eligible for fair value calculation	1,055,358,000	1,051,454,000